Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 308,000.00
Previously Paid Amount	0.00
Total Fee Amount	26.80
Total Offset Amount	0.00
Net Fee	26.80
Narrative - Max Aggregate Offering Price	$ 308,000.00
Final Prospectus	true